Intangible Assets	12 Months Ended
Dec. 31, 2021
Statement [LineItems]
Intangible Assets
18	INTANGIBLE ASSETS
The

changes in intangible assets during the fiscal years ended on December
31
,
2021
and
2020
are as follow:

Item	12/31/2021
	Original Value at beginning of fiscal year	Useful life estimated in years	Increases	Decreases	Transfers	Depreciation of the fiscal year					Residual value at the end of the fiscal year
						Accumulated	Transfers	Decrease	Of the fiscal year	At the end
Cost
Licenses	4,150,115	5	870,435		(10,073)	2,152,905	(339)		912,439	3,065,005	1,945,472
Other intangible assets	13,026,206	5	3,237,498	93		7,319,265		22	2,485,561	9,804,804	6,458,807

Total intangible assets	17,176,321		4,107,933	93	(10,073)	9,472,170	(339)	22	3,398,000	12,869,809	8,404,279

Item	12/31/2020
	Original Value at beginning of fiscal year	Useful life estimated in years	Increases	Decreases	Transfers	Depreciation of the fiscal year					Residual value at the end of the fiscal year
						Accumulated	Transfers	Decrease	Of the fiscal year	At the end
Cost
Licenses	3,358,091	5	792,030		(6)	1,376,555	(4)		776,354	2,152,905	1,997,210
Other intangible assets	10,479,489	5	2,548,516	1,797	(2)	5,182,347	(3)	1,797	2,138,718	7,319,265	5,706,941

Total intangible assets	13,837,580		3,340,546	1,797	(8)	6,558,902	(7)	1,797	2,915,072	9,472,170	7,704,151